Deutsche Investment Management Americas Inc.

One Beacon Street

Boston, MA 02108

October 20, 2015

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Deutsche Multi-Asset Conservative Allocation Fund (formerly Deutsche LifeCompass 2015 Fund), Deutsche Multi-Asset Global Allocation Fund (formerly Deutsche LifeCompass 2020 Fund) and Deutsche Multi-Asset Moderate Allocation Fund (formerly Deutsche LifeCompass 2030 Fund) (collectively, the “Funds”), each a series of Deutsche Asset Allocation Trust (formerly Deutsche Target Date Series) (the “Trust”); (Reg. Nos. 033-86070; 811-08606)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 43 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Funds and was filed electronically on October 16, 2015.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3681.

Very truly yours,

/s/Laura McCollum

Laura McCollum, Esq.

Vice President and Counsel

cc: John Marten, Esq., Vedder Price P.C.